Average Annual Total Returns{- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-15 - Fidelity Total Emerging Markets Fund	Fidelity Total Emerging Markets Fund Return Before Taxes Past 1 year	Fidelity Total Emerging Markets Fund Return Before Taxes Past 5 years	Fidelity Total Emerging Markets Fund Return Before Taxes Since Inception		Fidelity Total Emerging Markets Fund After Taxes on Distributions Past 1 year	Fidelity Total Emerging Markets Fund After Taxes on Distributions Past 5 years	Fidelity Total Emerging Markets Fund After Taxes on Distributions Since Inception		Fidelity Total Emerging Markets Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Total Emerging Markets Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Total Emerging Markets Fund After Taxes on Distributions and Sales Since Inception		IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Since Inception		F1738 Past 1 year	F1738 Past 5 years	F1738 Since Inception
Total	17.44%	12.27%	7.15%	[1]	17.18%	11.64%	6.59%	[1]	10.64%	9.63%	5.61%	[1]	18.32%	12.84%	5.72%	[1]	13.51%	10.63%	5.90%	[1]

[1]	(a)From November 1, 2011